Mineral Licenses, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 T
License expiration date	2037
Leases expiration period	2013 to 2018
Commission coal washing plant with annual capacity	9,000,000
Nickel mineral licenses [Member]
Recognized loss from impairment	10,514
Minimum [Member]
Royalties percentage	3.00%
Maximum [Member]
Royalties percentage	8.50%
Chrome deposit [Member]
License expiration date	2029
Nickel deposit [Member]
License expiration date	2017
Elga coal deposit [Member]
License expiration date	2020
July 1, 2013 [Member]
Reach annual coal production capacity	9,000,000
July 1, 2018 [Member]
Reach annual coal production capacity	18,000,000